                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2010

                    Date of reporting period: August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

INFLATION-PROTECTED BOND FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
           N/A  Wells Fargo Advantage Inflation-Protected Bond Portfolio                     $         75,926,911

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $72,816,276)                                   75,926,911
                                                                                              -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $72,816,276)*                                                                99.98%              75,926,911

Other Assets and Liabilities, Net                                                   0.02                   16,261
                                                                                  ------      -------------------

TOTAL NET ASSETS                                                                  100.00%     $        75,943,172
                                                                                  ------      -------------------

* Cost for federal income tax purposes is $72,816,276 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                        $ 3,110,635
Gross unrealized depreciation                                  0
                                                     -----------
Net unrealized appreciation                          $ 3,110,635

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INCOME FUNDS                                            PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

FACE/SHARES
AMOUNT           SECURITY NAME                                                                                        VALUE
------------     ------------------------------------------------------                                        -------------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.19%
     NA          Wells Fargo Advantage Total Return Bond Portfolio                                             $     2,807,163,340

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,725,685,393)                                              2,807,163,340
                                                                                                               -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,725,685,393)*                                   100.19%                                                     2,807,163,340

Other Assets and Liabilities, Net                         (0.19)                                                        (5,405,852)
                                                        -------                                                -------------------

TOTAL NET ASSETS                                         100.00%                                               $     2,801,757,488
                                                        -------                                                -------------------

* Cost for federal income tax purposes is $2,725,685,393 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                   $81,477,947
Gross unrealized depreciation                                                             0
                                                                                -----------
Net unrealized appreciation                                                     $81,477,947

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INCOME FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

VALUATION

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios' annual and semi annual reports.

The valuation  techniques used by the Funds to measure fair value are consistent
with  the  market  approach,   income  approach  and/or  cost  approach,   where
applicable, for each security type.

FAIR VALUE MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As August 31, 2010, all of the investments of each Fund were in affiliated Master Portfolios which were carried at fair value and designated as level 2 inputs.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

MUNICIPAL BONDS & NOTES: 98.16%

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
ALASKA: 0.21%
$ 1,165,000  Alaska Industrial Development & Export Authority Power Snettisham
             Hydroelectric (IDR)                                                            6.00%      01/01/2014    $     1,173,636
                                                                                                                     ---------------

ARIZONA: 1.49%
  5,000,000  Cochise County AZ Pollution Control Corporation Arizona Electric
             Power Cooperative Incorporated Project (Other Revenue, Guarantee
             Agreement)+/-Section                                                           1.24       09/01/2024          5,000,000
  2,720,000  Maricopa County AZ IDA MHRB Series A-1 (Housing Revenue)                       5.75       10/20/2018          2,899,030
    380,000  Phoenix AZ Street & Highway Series U Junior Lien (Transportation
             Revenue, AMBAC Insured)                                                        6.25       07/01/2011            381,710

                                                                                                                           8,280,740
                                                                                                                     ---------------

CALIFORNIA: 10.52%
    115,000  Alameda County CA COP Medical Center Project (Pre-refunded Revenue)            5.38       06/01/2014            121,401
    135,000  California Educational Facilities Authority College & University
             Project (Education Revenue)                                                    5.50       03/01/2011            135,479
    755,000  California GO (GO - State)                                                     6.00       08/01/2014            769,655
     15,000  California GO (GO - State)                                                     6.25       10/01/2019             15,066
    175,000  California GO Series BW (GO - State)                                           4.95       12/01/2011            175,541
  1,300,000  California Health Facilities Finance Authority KaiSeries Permanente
             Series A (Pre-refunded Revenue)                                                5.25       06/01/2012          1,305,174
    100,000  California Housing Finance Agency MHRB Series A (Housing Revenue)              5.05       08/01/2011            100,194
    390,000  California Housing Finance Agency MHRB Series A (Housing Revenue)              5.95       08/01/2028            390,226
    160,000  California Housing Finance Agency MHRB Series B (Housing  Revenue)             6.15       08/01/2022            160,230
    240,000  California Housing Finance Agency Home Mortgage Series J (Housing
             Revenue)                                                                       4.95       08/01/2022            230,386
  8,000,000  California Infrastructure & Economic Development Bank Colburn School
             Series B (Other Revenue, Allied Irish Bank plc LOC)+/-Section                  1.25       08/01/2037          8,000,000
  2,520,000  California Infrastructure & Economic Development Bank Orange County
             Performing Series C (Recreational Facilities Revenue, Allied Irish Bank
             plc LOC)+/-Section                                                             1.25       07/01/2034          2,520,000
  4,000,000  California Pollution Control Financing Authority Series B (Resource
             Recovery Revenue)+/-Section                                                    1.00       08/01/2024          3,999,720
     70,000  California Public Works Board Lease California State University Project
             Series A (Education Revenue)                                                   5.25       12/01/2013             70,213
    100,000  California Public Works Board Lease California State University Project
             Series C (Education Revenue)                                                   5.25       10/01/2013            100,288
    500,000  California Public Works Board Lease California State University Project
             Series C (Education Revenue)                                                   5.38       10/01/2016            501,520
    700,000  California Public Works Board Lease California State University Project
             Series C (Education Revenue)                                                   5.40       10/01/2022            702,373
    220,000  California Public Works Board Lease California Community College
             Project Series B (Education Revenue)                                           5.63       03/01/2016            220,497
  1,050,000  California Public Works Board Lease, California State University
             Project Series A (Education Revenue)                                           5.40       12/01/2016          1,053,140
    155,000  California Rural Home Mortgage Authority SFHRB Series B
             (Housing Revenue)                                                              7.30       06/01/2031            159,387
  1,300,000  California Statewide CDA Select Auction Variable Rate Securities
             (Miscellaneous Revenue)+/-Section                                              0.95       05/15/2029          1,238,142
 25,865,000  California Statewide CDA Western University Health Series A (Other
             Revenue, Bank of New York LOC)+/-Section                                       2.60       06/01/2039         25,865,000
    250,000  California Tobacco Securitization Corporation Series A (Tobacco Revenue)       5.00       06/01/2017            250,003

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$ 2,500,000  Delhi CA USD (Property Tax Revenue, AMBAC Insured)~                            4.85%      08/01/2019    $     1,638,075
  1,100,000  Dixon CA Unified School District Election of 2002 GO (GO - Local)~             6.01       08/01/2037            200,926
  1,000,000  Fontana CA ReDevelopment Agency Mortgage College Village Drive
             Apartments (Housing Revenue)                                                   5.45       05/20/2027          1,100,310
  1,235,000  Fontana CA ReDevelopment Agency Mortgage College Village Drive
             Apartments Series A (Housing Revenue)                                          5.25       05/20/2017          1,290,279
  4,170,000  Los Angeles County CA COP Disney Parking Project (Lease Revenue)~              3.74       03/01/2016          3,507,596
    260,000  Los Angeles CA MHRB Colorado Terrace LP Project Series H (Housing
             Revenue)                                                                       4.35       11/20/2012            269,547
    250,000  Los Angeles CA Municipal Corporation Police Emergency Project Series D
             (Sales Tax Revenue)                                                            4.38       09/01/2010            250,000
    250,000  Mountain View CA Tax Allocation Shoreline Regional Park Series A (Sales
             Tax Revenue, MBIA Insured)                                                     5.50       08/01/2021            250,298
    245,000  Orange County CA Local Transportation Authority Sales Tax Select
             Auction Variable Rate Securities (Sales Tax Revenue)                           6.20       02/14/2011            248,778
    100,000  Palmdale, CA Civic Authority Civic Center Refinancing Series A
             (Miscellaneous Revenue)                                                        5.60       07/01/2015            100,270
    575,000  Sacramento County CA Sanitation District Finance Authority  Series A
             (Utilities Revenue)                                                            5.60       12/01/2016            577,352
    600,000  San Francisco CA City & County COP 2789 25th Street Project (Public
             Facilities Revenue, AMBAC Insured)                                             5.00       09/01/2014            601,908
    250,000  Santa Clara CA ReDevelopment Agency Tax Allocation Bayshore North
             Project (Sales Tax Revenue)                                                    5.00       06/01/2016            251,280
    100,000  Tracy CA Area Public Facilities Financing Agency Special Tax Community
             Facilities District # 87-1-H (Sales Tax Revenue)                               5.88       10/01/2019            103,077

                                                                                                                          58,473,331
                                                                                                                     ---------------

COLORADO: 0.40%
    840,000  Colorado HFA  Series E-2 (Housing Revenue)                                     7.00       02/01/2030            861,613
  1,685,000  Colorado HFA SFHRB (Housing Revenue)~                                          5.14       11/01/2029            581,948
    115,000  Denver CO City & County Airport  Series C (Pre-refunded Revenue)               6.13       11/15/2025            115,482
    595,000  Public Authority For CO Energy Natural Gas (Utilities Revenue)                 5.75       11/15/2018            655,333

                                                                                                                           2,214,376
                                                                                                                     ---------------

CONNECTICUT: 0.66%
    270,000  Connecticut GO (GO - State)                                                    5.65       03/15/2012            271,166
    200,000  Connecticut HEFA Bridgeport Hospital Series A (Hospital Revenue)               6.63       07/01/2018            202,650
     30,000  Connecticut HFA Housing Mortgage Finance Program Series A-2 Housing
             Revenue)                                                                       5.10       11/15/2018             30,026
    500,000  Connecticut HFA Housing Mortgage Finance Program Series C-3 Housing
             Revenue)                                                                       3.70       11/15/2010            503,055
  1,705,000  Connecticut Resource Recovery Authority Mid-Connecticut System Series A
             (Resource Recovery Revenue)                                                    5.50       11/15/2011          1,711,803
    920,000  Connecticut Resource Recovery Authority Mid-Connecticut System Series A
             (Resource Recovery Revenue)                                                    5.50       11/15/2012            923,560

                                                                                                                           3,642,260
                                                                                                                     ---------------

DISTRICT OF COLUMBIA: 0.01%
     62,500  District of Columbia HFA Residential Seniors Center Series 1 (Housing
             Revenue, FHA Insured)                                                          7.75       09/01/2016             62,709
                                                                                                                     ---------------

FLORIDA: 7.15%
    500,000  Baker FL Correctional Development First Mortgage Detention Center
             Project (Miscellaneous Revenue)                                                6.00       02/01/2013            367,830

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
FLORIDA (continued)
$ 1,730,000  Broward County FL Airport System Series H-1 (Airport Revenue, AMBAC
             Insured)                                                                       5.25%      10/01/2010    $     1,736,211
  4,000,000  Broward County FL Airport System Series E (Airport Revenue, AMBAC
             Insured)                                                                       5.25       10/01/2012          4,011,960
    120,000  Dade County FL ID Convalescent Project Series A (Continuing Care
             Retirement Community Revenue)                                                  4.90       12/20/2010            120,398
    225,000  Dade County FL Resource Recovery (Resource Recovery Revenue)                   5.50       10/01/2010            225,846
    370,000  Dade County FL Seaport (Port Authority Revenue, MBIA Insured)                  5.50       10/01/2026            371,184
  1,750,000  Dade County FL Seaport Refunding GO (GO - Local)                               5.13       10/01/2016          1,756,370
    475,000  Dade County FL Seaport  Series 95 (Port Authority Revenue, MBIA Insured)       5.75       10/01/2015            476,952
  9,795,000  Florida Board of Education Capital Outlay Refunding GO Series A
             (GO - State)                                                                   5.50       06/01/2018         10,211,483
  5,000,000  Florida Board of Education Capital Outlay Refunding GO Series B
             (GO - State)                                                                   5.50       06/01/2017          5,222,300
     80,000  Florida Correctional Privatization Commission COP 350 Bed Youthful Polk
             County Series B (Pre-refunded Revenue)                                         5.00       08/01/2017             80,155
  5,500,000  Florida HFA (Housing Revenue, FSA Insured)~                                    6.40       12/01/2029          1,658,525
  2,030,000  Florida HFA (Housing Revenue, FSA Insured)~                                    6.51       07/01/2030            570,004
  1,005,000  Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC
             Insured)                                                                       6.25       07/01/2035          1,005,040
    100,000  Florida HFA Spinnaker Cove Apartments Series G (Housing Revenue, AMBAC
             Insured)                                                                       6.50       07/01/2036            100,023
    185,000  Florida Housing Finance Corporation Hampton Center Apartments Series
             D-1 (Housing Revenue, FNMA Insured)                                            5.60       03/01/2032            185,814
    120,000  Florida Housing Finance Corporation Mystic Pointe II-F-1 (Housing
             Revenue, GNMA Insured)                                                         6.00       12/01/2029            122,519
  2,000,000  Florida Mid-Bay Bridge Authority  Series A (Miscellaneous Revenue,
             AMBAC Insured)                                                                 5.95       10/01/2022          2,027,380
    350,000  Florida Refunding GO Senior Lien Jacksonville Transportation
             (GO - State)                                                                   5.00       07/01/2012            351,295
    180,000  Gulf Breeze FL Local Government, FRN (Miscellaneous Revenue)                   4.50       12/01/2013            180,000
    315,000  Hamal FL CDD Special Assessment Bond (Pre-refunded Revenue)                    6.20       05/01/2015            328,148
  1,000,000  Hillsborough County FL School District (Sales Tax Revenue, AMBAC
             Insured)                                                                       5.00       10/01/2014          1,079,770
  4,400,000  Lee County FL Airport AMT Series A (Airport Revenue, FSA Insured)              6.00       10/01/2032          4,449,148
    110,000  Manatee County FL HFA SFHRB Series A (Housing Revenue)                         6.57       05/01/2039            118,807
    200,000  Miami-Dade County FL HFA MHRB Sunset Bay Apartments Project Series 5A
             (Housing Revenue)                                                              6.05       01/01/2041            204,658
     85,000  Miami-Dade County FL IDA, Airis Miami II LLC Project (IDR, AMBAC
             Insured)                                                                       6.00       10/15/2019             83,967
  2,000,000  Orange County FL Health Facilities Authority Orlando Regional Health
             Care (Pre-refunded Revenue)                                                    5.75       12/01/2032          2,234,420
    335,000  Orange County FL Tourist Development Tax (Pre-refunded Revenue)                6.00       10/01/2016            366,671
    475,000  Tampa FL Home Mortgage (Housing Revenue, FHA Insured)~                        10.90       10/01/2014            133,010

                                                                                                                          39,779,888
                                                                                                                     ---------------

GEORGIA: 6.24%
  3,550,000  Atlanta GA Airport Series A (Airport Revenue)                                  5.50        01/01/2021         3,598,351
  5,000,000  Atlanta GA Airport Series B (Airport Revenue)                                  6.00        01/01/2018         5,060,100
  1,130,000  Augusta GA MHRB Ashton Bon Air LP (Housing Revenue)                            4.90        11/20/2024         1,149,730
      5,000  Cherokee County GA Water & Sewer (Utilities Revenue)                           6.90        08/01/2018             5,026
    145,000  DeKalb County GA MHRB Bryton Hills Apartments (Housing Revenue)                5.00        09/01/2011           148,887
  1,990,000  Fulton County GA Water & Sewer (Utilities Revenue, FGIC & MBIA Insured)        5.00        01/01/2015         1,996,786
  2,000,000  Georgia GO Series B (GO - State)                                               5.75        08/01/2012         2,207,420
  3,465,000  Main Street GA Natural Gas Incorporated Series B (Electric Revenue)            5.00        03/15/2012         3,623,732
  1,500,000  Main Street GA Natural Gas Incorporated Series B (Utilities Revenue)           5.00        03/15/2015         1,612,815

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
GEORGIA (continued)
$ 5,000,000  Main Street GA Natural Gas Incorporated Series B (Utilities Revenue)           5.00%      03/15/2017    $     5,312,900
 10,000,000  Monroe County GA Development Authority Pollution Control Georgia Power
             Company (Industrial Revenue)+/-Section                                         0.70       10/01/2048         10,000,000

                                                                                                                          34,715,747
                                                                                                                     ---------------

GUAM: 0.54%
  3,000,000  Guam Department of Education John F. Kennedy High School Project Series
             A COP (Lease Revenue)                                                          5.50       12/01/2015          3,013,290
                                                                                                                     ---------------

HAWAII: 0.45%
    390,000  Hawaii Department of Budget & Finance Hawaiian Electric Company Project
             (Power Revenue, MBIA Insured)                                                  5.45       11/01/2023            390,293
  2,000,000  Hawaii GO Series CV (Pre-refunded Revenue)                                     5.00       08/01/2020          2,087,360

                                                                                                                           2,477,653
                                                                                                                     ---------------

ILLINOIS: 10.70%
  3,550,000  Chicago IL GO Series A (GO - Local)                                            5.63       01/01/2039          3,893,285
  1,980,000  Chicago IL GO Series B (GO - Local)                                            5.13       01/01/2015          2,194,592
    340,000  Chicago IL Midway Airport Series B (Airport Revenue)                           5.63       01/01/2029            340,241
  3,065,000  Chicago IL O'Hare International Airport  Series A (Airport Revenue)            5.50       01/01/2016          3,075,697
  2,750,000  Chicago IL Public Building Commercial Building Chicago Transit
             Authority (Pre-refunded Revenue)                                               5.25       03/01/2014          3,076,838
  6,065,000  Chicago IL Waste Water Transmission  Series A (Water & Sewer Revenue)          5.00       01/01/2019          6,086,106
  1,090,000  Cook County IL GO Community College District #510 South Suburban
             College (Property Tax Revenue, AGM Insured)~                                   3.05       12/01/2015            935,057
    250,000  Illinois Development Finance Authority Pollution Illinios Power Company
             Project Series A (IDR)                                                         5.70       02/01/2024            250,188
  1,450,000  Illinois Development Finance Authority Midwestern University Series B
             (Pre-refunded Revenue)                                                         6.00       05/15/2021          1,519,571
  4,000,000  Illinois Financing Authority  Peoples Gas Light & Coke Company Series A
             (Miscellaneous Revenue)+/-Section                                              4.30       06/01/2035          4,226,680
    145,000  Illinois GO (GO - State)                                                       5.15       07/01/2015            145,365
    150,000  Illinois GO (GO - State)                                                       5.25       07/01/2022            150,446
  1,000,000  Illinois GO (GO - State)                                                       5.00       03/01/2016          1,085,800
  1,400,000  Illinois GO (GO - State)                                                       5.00       09/01/2016          1,531,656
  2,000,000  Illinois GO (GO - State)                                                       3.00       05/20/2011          2,022,740
  2,000,000  Illinois GO (GO - State)                                                       5.00       09/01/2015          2,232,940
  6,000,000  Illinois GO (GO - State)                                                       3.00       04/15/2011          6,059,160
    340,000  Illinois HDA MHRB (Housing Revenue)                                            4.13       10/20/2016            352,536
  8,855,000  Illinois HDA, Morningside North Development (Housing Revenue)                  5.25       01/01/2021          8,864,563
  4,375,000  Illinois Health Facilities Authority Western Medical Facilities
             Foundation (Hospital Revenue)                                                  5.00       11/15/2018          4,377,888
    500,000  Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax
             (Sales Tax Revenue)                                                            5.50       06/01/2011            501,960
    450,000  Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax,
             McCormick Place Expansion Project Series A (Sales Tax Revenue)                 5.25       06/15/2012            451,629
  2,440,000  Will County IL GO, Community High School District # 210 (GO - Local)           5.05       01/01/2016          2,696,005
  3,120,000  Will County IL GO Community High School District # 210 (GO - Local)            5.10       01/01/2018          3,450,970

                                                                                                                          59,521,913
                                                                                                                     ---------------

INDIANA: 2.57%
      5,000  Delaware County IN Edit Corporation Lease Rental (Housing Revenue)             5.00       12/01/2012              5,008
 11,000,000  Indiana HEFA Ascension Health Project Series B3 (HCFR)+/-Section               1.95       11/15/2031         11,000,000
    325,000  Indiana HEFA Ancilla System, Incorporated (Pre-refunded Revenue)               5.25       07/01/2022            326,141

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
INDIANA (continued)
$ 1,750,000  Indiana Transportation Finance Authority Highway Series A
             (Transportation Revenue)                                                       5.13%      06/01/2029    $     2,035,180
    910,000  Madison County IN Hospital Authority Facilities Community Hospital of
             Anderson Series A (Hospital Revenue)                                           8.00       01/01/2014            914,250

                                                                                                                          14,280,579
                                                                                                                     ---------------

KANSAS: 1.03%
  5,275,000  Burlington KS Environmental Impact Kansas City Power & Light Series B
             (IDR, FGIC Insured)+/-Section                                                  5.38       09/01/2035          5,716,096
                                                                                                                     ---------------

LOUISIANA: 3.04%
  3,800,000  Louisiana Government Environmental Facilities CDA  Series A
             (Miscellaneous Revenue)                                                        6.30       07/01/2030          4,059,046
    140,000  Louisiana HFA SFHRB AMT Series A-2 (Housing Revenue)                           6.30       12/01/2019            142,878
    570,000  Louisiana HFA SFHRB AMT Series B-2 (Housing Revenue)                           5.55       06/01/2019            593,951
    325,000  Louisiana HFA SFHRB AMT Series C (Housing Revenue)+/-Section                   6.30       06/01/2020            331,682
    260,000  Louisiana HFA SFHRB AMT Series C-1 (Housing Revenue)                           5.60       12/01/2017            271,271
    230,000  Louisiana HFA SFHRB Home Owner Series C-2 (Housing Revenue)                    5.55       06/01/2035            240,573
 10,000,000  Louisiana PFA Air Products Chemical Project Series A (IDR)+/-Section           0.51       08/01/2043         10,000,000
    550,000  Louisiana Public Facilities Authority Collateralized Louisiana Water
             Company Project (Water & Sewer Revenue)+/-Section                              5.45       02/01/2013            557,458
    605,000  Orleans Parish LA Parishwide School District GO Series A (GO - Local)          4.85       09/01/2010            605,000
    100,000  Orleans Parish LA Parishwide School District GO Series A (GO - Local)          5.13       09/01/2018            100,000

                                                                                                                          16,901,859
                                                                                                                     ---------------

MAINE: 0.25%
    360,000  Maine Municipal Bond Bank Series B (Miscellaneous Revenue)                     5.85       11/01/2020            361,609
  1,000,000  South Berwick ME Berwick Academy Issue (Private School Revenue, Allied
             Irish Bank plc LOC)+/-Section                                                  2.80       08/01/2024          1,000,000

                                                                                                                           1,361,609
                                                                                                                     ---------------

MARYLAND: 0.21%
    445,000  Maryland Community Development Administration Department Housing
             Series 2001B (Housing Revenue)                                                 5.10       07/01/2016            450,465
    500,000  Maryland Community Development Administration Department Housing
             Series D (Housing Revenue)                                                     5.38       09/01/2024            502,360
    215,000  Montgomery County MD EDRB Brink Reservoir Facilities (Water & Sewer
             Revenue)                                                                      10.38       12/15/2014            221,261

                                                                                                                           1,174,086
                                                                                                                     ---------------

MASSACHUSETTS: 3.24%
    405,000  Massachusetts Educational Finance Authority Series A (Education
             Revenue)                                                                       4.88       01/01/2011            405,903
  1,855,000  Massachusetts Federal Highway Series B (Miscellaneous Revenue)                 5.13       12/15/2012          1,861,938
  2,260,000  Massachusetts Port Authority Series E (Port Authority Revenue, MBIA
             Insured)                                                                       5.25       07/01/2013          2,263,978
  1,480,000  Massachusetts Port Authority US Airways Project (Airport Revenue)              5.25       09/01/2011          1,473,621
    935,000  Massachusetts Port Authority US Airways Project (Airport Revenue)              5.25       09/01/2012            920,246
  1,610,000  Massachusetts Port Authority US Airways Project (Airport Revenue)              5.25       09/01/2013          1,568,704
  2,700,000  Massachusetts Port Authority US Airways Project Series A (Airport
             Revenue, MBIA Insured)                                                         6.00       09/01/2021          2,579,175
  3,505,000  Massachusetts Port Authority US Airways Project Series A (Airport
             Revenue, MBIA Insured)                                                         5.88       09/01/2023          3,225,827

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
MASSACHUSETTS (continued)
$ 1,500,000  Massachusetts Special Obligations Dedicated Tax Revenue (Miscellaneous
             Revenue)+/-Section                                                             2.66%      01/01/2016    $     1,463,370
     45,000  Massachusetts Water Pollution Abatement Trust Unrefunded Balance, MWRA
             Program Series A (Miscellaneous Revenue)                                       5.80       08/01/2016             45,202
  1,850,000  University of Massachusetts Building Authority Series 04-1
             (Education Revenue)                                                            5.25       11/01/2029          2,184,924

                                                                                                                          17,992,888
                                                                                                                     ---------------

MICHIGAN: 4.90%
  3,235,000  Detroit, MI Water Supply Systems Series C (Water & Sewer Revenue, FGIC
             Insured)                                                                       5.00       07/01/2018          3,478,693
  5,300,000  Kent MI Hospital Finance Authority Spectrum Health Series B 2
             (HCFR)+/-Section                                                               0.37       01/15/2047          5,300,000
  4,000,000  Michigan Financing Authority State Aid Notes Series E (Miscellaneous
             Revenue)                                                                       4.75       08/22/2011          4,033,600
    320,000  Michigan HDA MHRB, Center Line Series A (Housing Revenue)                      4.15       04/20/2011            324,048
    660,000  Michigan HDA SFHRB Series A (Housing Revenue)                                  3.95       12/01/2012            678,777
  2,000,000  Michigan HDA SFHRB Series C (Housing Revenue)                                  5.00       12/01/2015          2,007,420
    300,000  Michigan HFA St. John Health System Series A (Pre-refunded Revenue,
             AMBAC Insured)                                                                 5.00       05/15/2018            300,987
    510,000  Michigan Hospital Finance Authority Hospital Genesys Regional Medical
             Series A (Pre-refunded Revenue)                                                5.30       10/01/2011            517,895
  5,000,000  Michigan Hospital Finance Authority Mercy Health Services Series W
             (Pre-refunded Revenue)                                                         5.25       08/15/2022          5,038,300
    125,000  Michigan Municipal Bond Authority (Miscellaneous Revenue)+/-Section            8.63       11/01/2016            125,700
  2,000,000  Michigan Municipal Bond Authority State Aid Notes Series B
             (Miscellaneous Revenue)                                                        5.00       03/21/2011          2,001,160
    480,000  Michigan State Strategic Fund Limited Adjusted Refunding Dow Chemical
             Project Series J-A-2 (IDR)+/-Section                                           5.50       12/01/2028            501,586
  1,950,000  Michigan State Strategic Fund Waste Management Incorporated Project
             (Resource Recovery Revenue, Waste Management Incorporated
             Guaranty)+/-Section                                                            3.20       08/01/2027          1,955,909
  1,000,000  Wayne County MI GO Building Authority Capital  Series A (GO - Local)           5.25       06/01/2016          1,003,720

                                                                                                                          27,267,795
                                                                                                                     ---------------

MINNESOTA: 0.33%
  1,290,000  Minnesota Housing Finance Agency Residential Housing Finance Series I
             (Housing Revenue)                                                              5.00       07/01/2021          1,332,248
    155,000  St. Paul MN Port Authority IDA Series K Lottery (IDR, FGIC Insured)            9.50       12/01/2014             54,870
    165,000  St. Paul MN Port Authority IDA Series N Lottery (IDR, FGIC Insured)           10.00       12/01/2014             58,410
    400,000  Western Minnesota Power Agency Series A (Power Revenue)                        5.50       01/01/2011            401,616

                                                                                                                           1,847,144
                                                                                                                     ---------------

MISSISSIPPI: 0.52%
  2,510,000  Biloxi MS MFHR Pass Pointe Apartments Series A (Housing Revenue)               5.65       12/01/2017          2,617,001
    200,000  Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A
             (Hospital Revenue)                                                             6.20       07/01/2018            200,390
     60,000  Jackson MS MFHR Forest Park Apartments Series A (Housing Revenue)              6.10       04/20/2032             64,134

                                                                                                                           2,881,525
                                                                                                                     ---------------

MISSOURI: 0.81%
  1,280,000  Clay County MO IDA MFHR Series A (Housing Revenue)                             6.30       01/20/2038          1,387,635
  1,100,000  Kansas City MO IDA Transportation Improvements (Highway Revenue)               4.00       09/01/2013          1,126,246

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
MISSOURI (continued)
$ 1,115,000  Kansas City MO IDA Transportation Improvements (Highway Revenue)               4.00%      09/01/2014    $     1,139,697
    360,000  Missouri State Environmental Improvement & Energy Resources Authority
             Kansas City Power & Light Corporation Project (IDR)+/-Section                  4.90       05/01/2038            382,493
    470,000  Sikeston MO Electric Revenue (Power Revenue)                                   5.00       06/01/2012            470,785

                                                                                                                           4,506,856
                                                                                                                     ---------------

NEBRASKA: 0.37%
  2,970,000  Nebraska HEFAR (Pre-refunded Revenue, MBIA Insured)~                           6.85       12/15/2015          2,040,836
                                                                                                                     ---------------

NEVADA: 0.02%
     80,000  Nevada Housing Division SFH Mezzanine Series C-2 (Housing Revenue)             5.95       04/01/2022             84,450
                                                                                                                     ---------------

NEW HAMPSHIRE: 0.37%
  1,145,000  New Hampshire HEFA Covenant Health Project Series B (HCFR)                     5.00       07/01/2016          1,247,466
    340,000  New Hampshire HFA SFHR Mortgage Acquisition Series E (Housing Revenue)         4.65       07/01/2014            353,848
    440,000  New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing
             Revenue)                                                                       4.85       07/01/2015            457,323

                                                                                                                           2,058,637
                                                                                                                     ---------------

NEW JERSEY: 2.65%
    200,000  New Jersey EDA PCR, New Jersey Public Service & Gas Series A (IDR, MBIA
             Insured)                                                                       6.40       05/01/2032            200,246
    665,000  New Jersey EDA Elite Pharmaceuticals Project Series A (IDR)~ ~                 6.50       09/01/2030            431,066
    225,000  New Jersey Housing & Mortgage Finance Agency MHRB Series A (Housing
             Revenue)                                                                       5.55       05/01/2027            225,135
    470,000  New Jersey Housing & Mortgage Finance Agency SFHRB Series U (Housing
             Revenue)                                                                       3.80       10/01/2010            470,771
  4,010,000  New Jersey Transportation Trust Fund Authority  Series C (Pre-refunded
             Revenue)                                                                       5.50       06/15/2022          4,569,876
    280,000  Ocean Township NJ Sewer Authority (Pre-refunded Revenue)                       6.25       12/01/2010            284,231
  8,545,000  Union County NJ Utility Authority Solid Waste Senior Lease Ogden Martin
             Series A (IDR)                                                                 5.38       06/01/2012          8,563,799

                                                                                                                          14,745,124
                                                                                                                     ---------------

NEW MEXICO: 0.59%
  1,160,000  Albuquerque NM Manor Nursing Series A (IDR)                                    4.80       05/20/2014          1,168,120
  1,000,000  Dona Ana County NM Tax Revenue Receipts (Special Tax Revenue)                  5.50       06/01/2015          1,085,990
  1,000,000  New Mexico Highway Community Tax Series A (Special Tax Revenue)                5.25       06/15/2011          1,038,890

                                                                                                                           3,293,000
                                                                                                                     ---------------

NEW YORK: 8.11%
    130,000  Metropolitan Transportation Authority New York Commuter Facilities
             Series B (Pre-refunded Revenue)                                                5.00       07/01/2011            130,504
    100,000  Metropolitan Transportation Authority New York Commuter Facilities
             Series D (Pre-refunded Revenue)                                                5.00       07/01/2012            103,954
  2,710,000  Morristown NY School District Bond Anticipation Notes (Property Tax
             Revenue)                                                                       2.00       07/29/2011          2,735,637
  2,110,000  New York Dorm Authority Ellis Hospital Mortgage Project (Hospital
             Revenue)                                                                       5.50       08/01/2015          2,115,043
  4,515,000  New York Environmental Facilities Corporation, Clean Water & Drinking
             Unrefunded Balance Series B (Water & Sewer Revenue)                            5.88       07/15/2019          4,535,227
    900,000  New York Environmental Facilities Corporation Spring Valley Water
             Series A (Water & Sewer Revenue, AMBAC Insured)                                6.30       08/01/2024            901,152

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
NEW YORK (continued)
$   685,000  New York Mortgage Agency  Series 67 (Housing Revenue)                          5.80%      10/01/2028    $       714,291
  1,000,000  New York Refunding GO Series C (GO - State, AMBAC Insured)                     5.38       10/01/2011          1,004,180
    430,000  New York Urban Development Corporation Sub Lien (Miscellaneous Revenue)        5.50       07/01/2016            431,613
  6,540,000  New York Urban Development Corporation Unrefunded Balance (Sales Tax
             Revenue)                                                                       5.50       07/01/2016          6,567,141
     75,000  New York NY GO, Sub-Series A1 (GO - Local)+/-Section                           5.75       08/01/2014             75,309
    400,000  New York NY Triborough Bridge & Tunnel Authority Series A (Pre-refunded
             Revenue)                                                                       5.25       01/01/2011            401,636
  2,959,750  Newburgh NY TRAN (Property Tax Revenue)                                        4.00       11/30/2010          2,963,479
  1,743,868  Newburgh NY TRAN (Property Tax Revenue)                                        5.15       08/30/2011          1,767,794
  5,740,000  Peregrines Landing LLC Facilities Series A (Housing Revenue, GNMA
             Insured)                                                                       7.00       05/20/2044          6,270,146
  1,215,000  Port Authority of New York & New Jersey Special Obligation  Series 103
             (Transportation Revenue)                                                       5.13       12/15/2011          1,219,471
  5,000,000  Rockland County NY Revenue Anticipation Notes Series B (Property Tax
             Revenue)                                                                       1.75       08/30/2011          5,038,700
  7,340,000  Suffolk County NY Waterworks Authority Series C (Pre-refunded Revenue)         5.75       06/01/2013          7,713,606
    425,000  Ulster County NY Industrial Development Agency Benedictine Hospital
             Project (Hospital Revenue)                                                     5.00       11/01/2011            432,399

                                                                                                                          45,121,282
                                                                                                                     ---------------

NORTH CAROLINA: 1.95%
    540,000  North Carolina Capital Facilites Financing Agency Waste Management of
             Carolinas Project (Resource Recovery Revenue, Waste Management
             Incorporated Guaranty)+/-Section                                               3.38       08/01/2014            545,627
    285,000  North Carolina HFA SFHR Series HH (Housing Revenue)                            6.20       03/01/2018            285,490
 10,000,000  North Carolina Medical Care Commission Novant Health Series A
             (HCFR)+/-Section                                                               0.50       11/01/2028         10,000,000

                                                                                                                          10,831,117
                                                                                                                     ---------------

OHIO: 0.74%
    400,000  Blue Ash OH Ursuline Academy Project (Other Revenue, Fifth Third Bank
             LOC)+/-Section                                                                 0.49       06/01/2031            400,000
    500,000  Cleveland OH Water Revenue  Series S (Water Revenue)+/-Section                 2.00       01/01/2033            500,000
    750,000  Lucas County OH Hospital Authority Promedica Health Care Obligation
             (Hospital Revenue)                                                             5.75       11/15/2011            752,618
    115,000  Mentor OH  Refunding GO Street  Bonds Series 1991 (GO - Local)                 7.15       12/01/2011            116,946
  1,710,000  Ohio Higher Educational Facility  Case Western Reserve Series (Lease
             Revenue)                                                                       5.50       10/01/2020          1,892,645
     15,000  Ohio Housing Finance Agency SFHR (Housing Revenue)~                           10.25       01/15/2015             10,347
    455,000  Ohio State Solid Waste Republic Services Project (IDR)+/-Section               4.25       04/01/2033            465,511

                                                                                                                           4,138,067
                                                                                                                     ---------------

OKLAHOMA: 0.09%
    430,000  Comanche County OK HFA SFHR Series B-2 (Housing Revenue)                       6.60       10/01/2035            462,444
     45,000  Oklahoma City OK Airport Trust (Airport Revenue, AMBAC Insured)                5.50       02/01/2012             45,143

                                                                                                                             507,587
                                                                                                                     ---------------

OREGON: 0.64%
    925,000  Oregon Board Bank Oregon Economic Community Development Department
             Series A (Miscellaneous Revenue)                                               5.50       01/01/2019            928,635
  1,060,000  Oregon Housing & Community Services Department SFMR Series A (Housing
             Revenue)                                                                       6.00       07/01/2020          1,098,022

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
OREGON (continued)
$ 1,510,000  Oregon Housing & Community Services Department SFMR Series L (Housing
             Revenue)                                                                       5.90%      07/01/2031    $     1,549,713

                                                                                                                           3,576,370
                                                                                                                     ---------------
PENNSYLVANIA: 5.58%
     60,000  Allegheny County PA Residential Finance Authority SFHR Series II-1
             (Housing Revenue)                                                              5.05       11/01/2010             60,308
    350,000  Langhorne PA Hospital Authority Franciscan Health Center Series A
             (Hospital Revenue)                                                             7.00       06/15/2015            351,113
  1,085,000  Northampton County PA Hospital Saint Luke's Hospital Project Series A
             (HCFR)                                                                         4.00       08/15/2012          1,125,785
    245,000  Pennsylvania Housing Finance Agency SFHR Series 63-A (Housing
             Revenue)~                                                                      0.01       04/01/2030             84,674
    220,000  Pennsylvania Housing Finance Agency SFHR Series 67-A
             (Housing Revenue)                                                              5.40       10/01/2024            235,178
  3,335,000  Pennsylvania Housing Finance Agency SFHR Series 68-A
             (Housing Revenue)                                                              6.05       10/01/2028          3,338,335
    400,000  Pennsylvania Housing Finance Agency SFHR Series 70-A
             (Housing Revenue)                                                              4.90       10/01/2010            401,000
  3,505,000  Pennsylvania Housing Finance Agency SFHR  Series 72-A
             (Housing Revenue)                                                              5.25       04/01/2021          3,506,893
  7,975,000  Pennsylvania State St. Josephs University Series A (College &
             University Revenue, Allied Irish Bank plc LOC)+/-Section                       1.35       07/15/2036          7,975,000
  5,000,000  Philadelphia PA School District Tax and Revenue Anticipation Notes
             Series A (Miscellaneous Revenue)                                               2.50       06/30/2011          5,062,350
  5,020,000  Pittsburgh PA GO Series A (Property Tax Revenue, NATL-RE Insured)              5.00       09/01/2011          5,204,987
  1,435,000  Pottstown Boro PA Sewer Authority (Sewer Revenue, NATL-RE Insured)~            1.80       11/01/2011          1,406,874
  1,960,000  Quaker Valley PA School District GO (GO - Local)                               5.38       04/01/2022          2,286,712

                                                                                                                          31,039,209
                                                                                                                     ---------------

PUERTO RICO: 0.09%
    565,000  Puerto Rico Commonwealth GO (GO, Radian-IBCC Insured)+/-Section                3.24       07/01/2019            486,996
                                                                                                                     ---------------

RHODE ISLAND: 0.18%
    950,000  Rhode Island Clean Water Finance Agency Wastewater Treatment System
             (Water & Sewer Revenue, MBIA Insured)                                          5.80       09/01/2022            950,580
     25,000  Rhode Island Housing & Mortgage Finance (Housing Revenue)                      6.50       04/01/2027             25,040

                                                                                                                             975,620
                                                                                                                     ---------------

SOUTH CAROLINA: 2.26%
    640,000  Berkeley County SC PCR South Carolina Generating Company Project
             (Electric, Power & Light Revenue, Scana Corporation Guaranty)                  4.88       10/01/2014            693,645
  2,765,000  Medical University of South Carolina Hospital Authority Hospital
             Facilities Series A (Pre-refunded Revenue)                                     6.25       08/15/2014          3,081,841
  5,000,000  Medical University of South Carolina Hospital Authority Hospital
             Facilities Series A (Pre-refunded Revenue)                                     6.50       08/15/2032          5,597,300
  3,100,000  South Carolina Jobs Economic Development Authority Ebenezer Nursing
             Home Incorporated (Continuing Care Retirement Community Revenue)               6.90       01/20/2037          3,190,024

                                                                                                                          12,562,810
                                                                                                                     ---------------

TENNESSEE: 3.44%
  3,650,000  Metropolitan Government Nashville & Davidson County TN Industrial
             Development Board (IDR, Guarantee Agreement)+/-Section                         3.13       08/01/2031          3,650,000
  3,500,000  Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)          5.00       09/01/2010          3,500,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
TENNESSEE (continued)
$ 3,000,000  Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)          5.00%      09/01/2013    $     3,192,840
  3,500,000  Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)          5.00       09/01/2014          3,741,990
  4,300,000  Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)          5.00       09/01/2016          4,532,759
    500,000  Tennessee School Building Authority HEFAR Series D (Pre-refunded
             Revenue)                                                                       5.50       05/01/2011            502,060

                                                                                                                          19,119,649
                                                                                                                     ---------------

TEXAS: 7.41%
  1,750,000  Austin TX Convention Enterprises Incorporated Convention Center Hotel
             Series B (Pre-refunded Revenue)                                                5.75       01/01/2032          1,782,218
  1,545,000  Austin TX Housing Finance Corporation SFHR (Housing Revenue)~                  0.01       02/01/2016             26,450
  3,610,000  Bexar County TX Housing Finance Corporation MHRB Stablewood Farms
             (Housing Revenue)                                                              6.25       07/20/2043          3,859,415
  1,775,000  Brazosport TX Independent School District (Pre-refunded Revenue)               5.50       02/15/2020          1,993,183
     20,000  Coastal Water Authority Texas Conveyance System
             (Pre-refunded Revenue)                                                         7.50       12/15/2016             20,116
    967,000  Dallas TX Finance Corporation MFHR Towne Center Apartments Series A
             (Housing Revenue)                                                              6.75       10/20/2032            997,364
    435,000  Dallas TX, Fort Worth International Airport Series A (Airport Revenue)         6.00       11/01/2028            435,744
  5,030,000  Houston TX Airport System Special Facilities Series A
             (Airport Revenue)                                                              6.00       07/01/2014          5,046,599
    350,000  Houston TX Airport System Special Facilities Series B
             (Airport Revenue)                                                              5.25       07/01/2014            350,942
  3,960,000  Houston TX Airport System Sub Lien Series A (Airport Revenue)                  6.00       07/01/2012          3,974,929
  2,530,000  Houston TX Airport System Sub Lien Series A (Airport Revenue)                  5.63       07/01/2021          2,536,932
  1,250,000  Houston TX Airport System Sub Lien Series B (Airport Revenue)                  5.25       07/01/2015          1,252,938
     61,000  Houston TX MHRB Housing Finance Corporation (Housing Revenue)                  6.10       09/20/2021             64,733
    200,000  Leander TX Independent School District Refunding GO (GO - Local)~              0.01       08/15/2024             92,666
  1,000,000  Lubbock TX Health Facilities Development Corporation Lutheran
             Retirement (Continuing Care Retirement Community Revenue)                      6.00       03/20/2029          1,037,200
      5,000  Midlothian TX Independent School District (Education Revenue)~                 5.86       02/15/2018              3,173
    150,000  Northwest Harris County TX Refunding GO Municipal Utility District #23
             Waterworks & Sewer (GO - Local)                                                5.30       10/01/2011            150,606
    200,000  Ricewood TX Refunding GO Municipal Utility District (GO - Local,
             FSA Insured)                                                                   4.80       09/01/2010            200,000
    175,000  Ricewood TX Refunding GO Municipal Utility District (GO - Local,
             FSA Insured)                                                                   4.88       09/01/2011            178,873
  1,500,000  Sabine River TX Authority PCR TXU Electric Company Project Series B
             (Resource Recovery Revenue)+/-Section                                          5.75       05/01/2030          1,432,500
    100,000  San Antonio TX Electric & Gas Series 2000 (Pre-refunded Revenue)               5.00       02/01/2017            111,170
    200,000  South Shore TX Refunding GO Municipal Utility District # 6 Water &
             Sewer System (GO - Local)                                                      5.10       09/01/2011            200,708
    175,000  Tarrant County TX ECFA Finance Corporation Retirement Facilities Series
             A-1 (Miscellaneous Revenue)                                                    5.25       09/20/2023            187,070
    200,000  Texas GO Veterans Land Board (GO - State)                                      6.00       12/01/2030            200,632
    500,000  Texas Municipal Gas Acquisition & Supply Corporation II BMA Index Rate
             (Utilities Revenue)+/-Section                                                  0.77       09/15/2017            472,440
    115,000  Texas Municipal Power Agency Sub Lien (Power Revenue)                          4.75       09/01/2014            115,000
  2,540,000  Texas Public Finance Authority GO Series A (GO - State)                        5.38       10/01/2016          2,663,596
  8,320,000  Texas Water Development Board Revolving Fund Series A (Water & Sewer
             Revenue)                                                                       5.00       07/15/2017          8,349,370
    575,000  Texas Water Development Board Revolving Fund Series A (Water & Sewer
             Revenue)                                                                       5.50       07/15/2021            577,450
  2,125,000  Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project
             Series A (Pre-refunded Revenue, MBIA & FHA Insured)                            7.65       07/01/2022          2,679,965
    250,000  Wylie TX Independent School District GO (GO - Local)~                          5.16       08/15/2016            183,538

                                                                                                                          41,177,520
                                                                                                                     ---------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
UTAH: 2.45%
$12,010,000  Intermountain Power Agency Utah Power Supply  Series A (Pre-refunded                      07/01/2014    $    12,771,674
             Revenue)                                                                       6.15%
    895,000  Utah HFA RHA Community Seriess Project Series A (Housing Revenue)              6.88       07/01/2027            850,474

                                                                                                                          13,622,148
                                                                                                                     ---------------

VIRGINIA: 1.36%
  2,000,000  Norfolk VA Water (Water & Sewer Revenue, MBIA Insured)                         5.70       11/01/2010          2,008,320
    470,000  Peninsula Ports Authority VA Hospital Facilities Whittaker Memorial
             Hospital Project (Hospital Revenue)                                            8.70       08/01/2023            470,000
  1,095,000  Virginia HDA Rental Housing Series B (Housing Revenue)                         5.63       08/01/2011          1,097,880
  4,000,000  Virginia Public Buildings Authority Series D (Miscellaneous Revenue,
             Dexia SA LOC)+/-Section                                                        0.35       08/01/2025          4,000,000

                                                                                                                           7,576,200
                                                                                                                     ---------------

WASHINGTON: 2.68%
  2,500,000  King County WA School District # 401 GO Highline Public Schools (GO -
             Local)                                                                         5.13       12/01/2021          2,707,925
  2,630,000  Port Grays Harbor WA TCR (IDR, AMBAC Insured)                                  6.13       12/01/2017          2,635,918
    200,000  Redmond WA Library Capital Facilities Area GO (GO - Local)                     5.00       12/01/2017            200,724
  4,780,000  Tobacco Settlement Authority WA Asset-Backed (Tobacco Settlement Funded
             Revenue)                                                                       6.50       06/01/2026          4,915,895
  3,500,000  Washington Health Care Facilities Authority Highline Medical Center
             (Hospital Revenue)                                                             6.25       08/01/2036          3,855,040
    180,000  Wenatchee WA Storm Drain (Water & Sewer Revenue)                               5.00       12/01/2012            180,616
    190,000  Wenatchee WA Storm Drain (Water & Sewer Revenue)                               5.05       12/01/2013            190,656
    110,000  Wenatchee WA Water & Sewer (Water & Sewer Revenue)                             5.00       12/01/2012            110,376
    115,000  Wenatchee WA Water & Sewer (Water & Sewer Revenue)                             5.05       12/01/2013            115,397

                                                                                                                          14,912,547
                                                                                                                     ---------------

WEST VIRGINIA: 0.97%
  3,900,000  Pleasants County WV PCRB Monongahela Power Company Series C (IDR, AMBAC
             Insured)                                                                       6.15       05/01/2015          3,907,644
  1,450,000  Raleigh County VA Commercial Development Virginia Parkways Project
             Series B (Pre-refunded Revenue)                                                5.13       06/01/2015          1,496,893

                                                                                                                           5,404,537
                                                                                                                     ---------------

WISCONSIN: 0.82%
  4,155,000  Wisconsin State HEFA Aurora Health Care Incorporated Series B
             (HCFR)+/-Section                                                               5.13       08/15/2027          4,575,361
                                                                                                                     ---------------

WYOMING: 0.12%
    500,000  Lincoln County WY IDA  Amoco Production Company Project (IDR)+/-Section        1.10       05/01/2013            485,310
    200,000  Park County WY IDA  Standard Oil Company Project (IDR)+/-Section               1.10       05/01/2013            194,124

                                                                                                                             679,434
                                                                                                                     ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $543,731,629)                                                                        545,814,481
                                                                                                                     ---------------

SHORT-TERM INVESTMENTS: 4.38%

COMMERCIAL PAPER: 0.72%

  4,000,000  Delaware County PA IDA (IDR) +/-                                               0.85       09/02/2010          4,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

     WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN
                         STRATEGIC MUNICIPAL BOND FUND)

SHARES       SECURITY NAME                                                                                YIELD          VALUE
INVESTMENT COMPANIES: 3.66%

$20,373,301  Wells Fargo Advantage National Tax-Free Money Market Fund(u)(l)                               0.15%     $   20,373,301
                                                                                                                     ==============

TOTAL SHORT-TERM INVESTMENTS (COST $24,373,301)                                                                          24,373,301
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $568,104,930)*                                                                     102.54%                     $  570,187,782

Other Assets and Liabilities, Net                                                         (2.54)                        (14,113,565)
                                                                                       --------                      --------------

TOTAL NET ASSETS                                                                         100.00%                     $  556,074,217
                                                                                       --------                      --------------

+/-     Variable rate investments.

Section These securities are subject to a demand feature which reduces the effective maturity.

~       Zero coupon security. Rate represents yield to maturity.

(u)     Rate shown is the 7-day annualized yield at period end.

~ ~ This security is currently in default with regards to scheduled interest and/or principal payments.

(l)     Investment in an affiliate

* Cost for federal income tax purposes is $568,151,243 and net unrealized appreciation (depreciation) consists of:

   Gross unrealized appreciation             $ 4,966,327
   Gross unrealized depreciation              (2,929,788)
                                             -----------
   Net unrealized appreciation               $ 2,036,539

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (FORMERLY EVERGREEN STRATEGIC MUNICIPAL BOND FUND)

NOTES TO PORTFOLIOS OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FAIR VALUATION MEASUEMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                              SIGNIFICANT
                                                OTHER      SIGNIFICANT
                                              OBSERVABLE   UNOBSERVABLE
                              QUOTED PRICES     INPUTS       INPUTS
 INVESTMENTS IN SECURITIES      (LEVEL 1)     (LEVEL 2)     (LEVEL 3)       TOTAL
----------------------------  -------------  ------------  ------------  ------------
MUNICIPAL BONDS & NOTES       $           0  $544,576,339  $  1,238,142  $545,814,481

INVESTMENT COMPANIES             20,373,301     4,000,000             0    24,373,301
                              -------------  ------------  ------------  ------------
                              $  20,373,301  $548,576,339  $  1,238,142  $570,187,782
                              -------------  ------------  ------------  ------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                                  MUNICIPAL BONDS
                                                                     & NOTES
                                                                  ---------------
BALANCE AS OF MAY 31, 2010                                        $     1,235,000
   Realized gains or losses
   Change in unrealized gains or losses                                     3,142
   Net purchases (sales)                                                        0
   Transfers in and/or out of Level 3                                           0
                                                                  ---------------
BALANCE AS OF AUGUST 31, 2010                                     $     1,238,142
                                                                  ---------------

CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN
EARNINGS RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010     $         3,142
                                                                  ---------------

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                                PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

SHARES            SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES: 98.58%

STOCK FUNDS: 10.95%
         319,769  Columbia Marsico Focused Equities Fund                                                             $   5,874,147
         151,013  DFA International Small Cap Value Portfolio                                                            2,127,779
         140,842  Dodge & Cox International Stock Fund                                                                   4,260,467
         379,536  Eaton Vance Large Cap Value Fund                                                                       5,894,188
         270,344  ING International Value Fund                                                                           2,830,502
         301,222  MFS Value Fund                                                                                         5,888,894
         514,502  Royce Pennsylvania Small Cap Value Fund                                                                4,692,262
         386,395  T. Rowe Price Blue Chip Growth Fund                                                                   11,734,812
          58,294  T. Rowe Price International Discovery Fund                                                             2,139,399
         410,361  Thornburg International Value Fund                                                                     9,984,076

                                                                                                                        55,426,526
                                                                                                                     -------------

AFFILIATED STOCK FUNDS: 7.72%
         744,775  Wells Fargo Advantage Endeavor Select Fund                                                             5,883,723
              NA  Wells Fargo Advantage Equity Value Portfolio                                                          11,868,220
              NA  Wells Fargo Advantage International Growth Portfolio                                                   7,124,934
         427,090  Wells Fargo Advantage Small Cap Growth Fund                                                            4,710,799
         175,557  Wells Fargo Advantage Small Cap Value Fund                                                             4,771,642
              NA  Wells Fargo Advantage Small Company Value Portfolio                                                    4,721,016

                                                                                                                        39,080,334
                                                                                                                     -------------

BOND FUNDS: 9.33%
       3,610,283  Oppenheimer International Bond Fund                                                                   23,611,252
       2,608,961  PIMCO High Yield Fund                                                                                 23,637,189

                                                                                                                        47,248,441
                                                                                                                     -------------

AFFILIATED BOND FUNDS: 65.61%
       8,516,049  Wells Fargo Advantage Government Securities Fund                                                      94,953,950
      13,562,719  Wells Fargo Advantage Short Duration Government Bond Fund                                            142,137,294
              NA  Wells Fargo Advantage Total Return Bond Portfolio                                                     95,156,663

                                                                                                                       332,247,907
                                                                                                                     -------------

ALTERNATIVE INVESTMENT FUNDS: 4.97%
         696,453  ING Global Real Estate Fund                                                                           10,133,390
       1,933,259  PIMCO Commodity RealReturn Strategy Fund                                                              15,060,085

                                                                                                                        25,193,475
                                                                                                                     -------------

TOTAL INVESTMENT COMPANIES (COST $480,768,109)                                                                         499,196,683
                                                                                                                     -------------

PRINCIPAL                                                                        INTEREST RATE    MATURITY DATE         VALUE
SHORT-TERM INVESTMENTS: 0.50%

US TREASURY BILLS: 0.50%
       1,345,000  US Treasury Bill~#                                                  0.17%         11/04/2010           1,344,580
       1,210,000  US Treasury Bill~#                                                  0.19          03/02/2011           1,208,988

TOTAL SHORT-TERM INVESTMENTS (COST $2,553,568)                                                                           2,553,568
                                                                                                                     -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                                PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $483,321,677)*                                            99.08%                                               $ 501,750,251

Other Assets and Liabilities, Net                                0.92                                                    3,745,376
                                                              -------                                                -------------

TOTAL NET ASSETS                                               100.00%                                               $ 505,495,627
                                                              -------                                                -------------

~    Zero coupon security. Rate represents yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments.

* Cost for federal income tax purposes is $484,885,429 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                          $ 17,262,649
Gross unrealized depreciation                              (397,827)
                                                       ------------
Net unrealized appreciation                            $ 16,864,822

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS    PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER EQUITY PORTFOLIO

SHARES              SECURITY NAME                                                           VALUE
INVESTMENT COMPANIES: 99.88%

STOCK FUNDS: 58.71%
         382,056    Columbia Marsico Focused Equities Fund                              $  7,018,376
         182,810    DFA International Small Cap Value Portfolio                            2,575,788
         170,321    Dodge & Cox International Stock Fund                                   5,152,201
         456,390    Eaton Vance Large Cap Value Fund                                       7,087,736
         327,442    ING International Value Fund                                           3,428,314
         362,379    MFS Value Fund                                                         7,084,506
         618,790    Royce Pennsylvania Small Cap Value Fund                                5,643,362
         465,160    T. Rowe Price Blue Chip Growth Fund                                   14,126,911
          70,531    T. Rowe Price International Discovery Fund                             2,588,497
         496,082    Thornburg International Value Fund                                    12,069,672

                                                                                          66,775,363
                                                                                        ------------

AFFILIATED STOCK FUNDS: 41.17%
         895,927    Wells Fargo Advantage Endeavor Select Fund                             7,077,822
              NA    Wells Fargo Advantage Equity Value Portfolio                          14,240,494
              NA    Wells Fargo Advantage International Growth Portfolio                   8,588,001
         503,304    Wells Fargo Advantage Small Cap Growth Fund                            5,551,438
         212,678    Wells Fargo Advantage Small Cap Value Fund                             5,780,598
              NA    Wells Fargo Advantage Small Company Value Portfolio                    5,595,004

                                                                                          46,833,357
                                                                                        ------------

TOTAL INVESTMENT COMPANIES (COST $110,562,402)                                           113,608,720
                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $110,562,402)*                                                         99.88%     $113,608,720

Other Assets and Liabilities, Net                                             0.12           138,549
                                                                           -------      ------------

TOTAL NET ASSETS                                                            100.00%     $113,747,269
                                                                           -------      ------------

* Cost for federal income tax purposes is $113,372,407 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 4,287,501
Gross unrealized depreciation         (4,051,188)
                                     -----------
Net unrealized appreciation          $   236,313

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                              PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
INVESTMENT COMPANIES: 98.38%

STOCK FUNDS: 43.80%
         547,377  Columbia Marsico Focused Equities Fund                                                      $         10,055,307
         259,237  DFA International Small Cap Value Portfolio                                                            3,652,644
         241,943  Dodge & Cox International Stock Fund                                                                   7,318,776
         650,002  Eaton Vance Large Cap Value Fund                                                                      10,094,535
         464,678  ING International Value Fund                                                                           4,865,183
         516,230  MFS Value Fund                                                                                        10,092,299
         881,135  Royce Pennsylvania Small Cap Value Fund                                                                8,035,953
         661,743  T. Rowe Price Blue Chip Growth Fund                                                                   20,097,141
         100,454  T. Rowe Price International Discovery Fund                                                             3,686,648
         706,189  Thornburg International Value Fund                                                                    17,181,570

                                                                                                                        95,080,056
                                                                                                              --------------------

AFFILIATED STOCK FUNDS: 30.74%
       1,274,092  Wells Fargo Advantage Endeavor Select Fund                                                            10,065,329
              NA  Wells Fargo Advantage Equity Value Portfolio                                                          20,231,365
              NA  Wells Fargo Advantage International Growth Portfolio                                                  12,197,112
         728,634  Wells Fargo Advantage Small Cap Growth Fund                                                            8,036,837
         301,422  Wells Fargo Advantage Small Cap Value Fund                                                             8,192,653
              NA  Wells Fargo Advantage Small Company Value Portfolio                                                    8,006,114

                                                                                                                        66,729,410
                                                                                                              --------------------

BOND FUNDS: 5.66%
         936,985  Oppenheimer International Bond Fund                                                                    6,127,885
         678,161  PIMCO High Yield Fund                                                                                  6,144,141

                                                                                                                        12,272,026
                                                                                                              --------------------

AFFILIATED BOND FUNDS: 13.17%
       1,289,334  Wells Fargo Advantage Government Securities Fund                                                      14,376,075
              NA  Wells Fargo Advantage Total Return Bond Portfolio                                                     14,211,357

                                                                                                                        28,587,432
                                                                                                              --------------------

ALTERNATIVE INVESTMENT FUNDS: 5.01%
         300,141  ING Global Real Estate Fund                                                                            4,367,050
         835,949  PIMCO Commodity RealReturn Strategy Fund                                                               6,512,040

                                                                                                                        10,879,090
                                                                                                              --------------------

TOTAL INVESTMENT COMPANIES (COST $207,476,568)                                                                         213,548,014
                                                                                                              --------------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.66%

US TREASURY BILLS: 1.66%
$      1,730,000  US Treasury Bill~#                                              0.17%        11/04/2010                1,729,371
       1,890,000  US Treasury Bill~#                                              0.19         03/02/2011                1,888,419

TOTAL SHORT-TERM INVESTMENTS (COST $3,617,790)                                                                           3,617,790
                                                                                                              --------------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                              PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $211,094,358)*                                     100.04%                                               $       217,165,804

Other Assets and Liabilities, Net                         (0.04)                                                           (94,117)
                                                        -------                                                -------------------

TOTAL NET ASSETS                                         100.00%                                               $       217,071,687
                                                        -------                                                -------------------

~     Zero coupon security. Rate represents yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments.

* Cost for federal income tax purposes is $221,571,593 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                         $  1,339,116
Gross unrealized depreciation                           (5,744,905)
                                                      ------------
Net unrealized depreciation                           $ (4,405,789)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                                PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

SHARES        SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES: 98.21%

STOCK FUNDS: 35.59%
  1,205,347   Columbia Marsico Focused Equities Fund                                                            $   22,142,223
    570,930   DFA International Small Cap Value Portfolio                                                            8,044,398
    532,652   Dodge & Cox International Stock Fund                                                                  16,112,709
  1,431,286   Eaton Vance Large Cap Value Fund                                                                      22,227,870
  1,022,963   ING International Value Fund                                                                          10,710,422
  1,136,648   MFS Value Fund                                                                                        22,221,466
  1,937,851   Royce Pennsylvania Small Cap Value Fund                                                               17,673,201
  1,457,241   T. Rowe Price Blue Chip Growth Fund                                                                   44,256,422
    220,857   T. Rowe Price International Discovery Fund                                                             8,105,456
  1,552,778   Thornburg International Value Fund                                                                    37,779,084

                                                                                                                   209,273,251
                                                                                                                --------------

AFFILIATED STOCK FUNDS: 24.99%
  2,805,485   Wells Fargo Advantage Endeavor Select Fund                                                            22,163,333
         NA   Wells Fargo Advantage Equity Value Portfolio                                                          44,541,579
         NA   Wells Fargo Advantage International Growth Portfolio                                                  26,858,130
  1,609,159   Wells Fargo Advantage Small Cap Growth Fund                                                           17,749,022
    662,568   Wells Fargo Advantage Small Cap Value Fund                                                            18,008,587
         NA   Wells Fargo Advantage Small Company Value Portfolio                                                   17,625,520

                                                                                                                   146,946,171
                                                                                                                --------------

BOND FUNDS: 14.33%
    808,621   ING Global Real Estate Fund                                                                           11,765,430
  4,191,113   Oppenheimer International Bond Fund                                                                   27,409,882
  2,260,324   PIMCO Commodity RealReturn Strategy Fund                                                              17,607,924
  3,028,686   PIMCO High Yield Fund                                                                                 27,439,896

                                                                                                                    84,223,132
                                                                                                                --------------

AFFILIATED BOND FUNDS: 23.30%
  6,412,619   Wells Fargo Advantage Government Securities Fund                                                      71,500,703
         NA   Wells Fargo Advantage Total Return Bond Portfolio                                                     65,462,577

                                                                                                                   136,963,280
                                                                                                                --------------

TOTAL INVESTMENT COMPANIES (COST $555,070,442)                                                                     577,405,834
                                                                                                                --------------

PRINCIPAL                                                                               YIELD   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.64%

US TREASURY BILLS: 1.64%
$ 4,570,000   US Treasury Bill#~                                                         0.28%    11/04/2010         4,568,347
  5,100,000   US Treasury Bill#~                                                         0.33     03/02/2011         5,095,734

                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,664,081)                                                                       9,664,081
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $564,734,523)*                                                            99.85%                             587,069,915

Other Assets and Liabilities, Net                                                0.15                                  882,079
                                                                               ------                           --------------

TOTAL NET ASSETS                                                               100.00%                          $  587,951,994
                                                                               ------                           --------------

# All or a portion of this security is segregated as collateral for derivative investments.

~    Zero coupon security. Rate represents yield to maturity.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                                PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

* Cost for federal income tax purposes is $592,505,217 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                      $  6,104,440
Gross unrealized depreciation                                       (11,539,742)
                                                                   ------------
Net unrealized appreciation                                        $ (5,435,302)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                              PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

SHARES        SECURITY NAME                                                                               VALUE
INVESTMENT COMPANIES: 98.57%

STOCK FUNDS: 21.57%
    617,371   Columbia Marsico Focused Equities Fund                                                  $  11,341,099
    292,231   DFA International Small Cap Value Portfolio                                                 4,117,528
    272,765   Dodge & Cox International Stock Fund                                                        8,251,149
    732,947   Eaton Vance Large Cap Value Fund                                                           11,382,673
    523,833   ING International Value Fund                                                                5,484,534
    582,043   MFS Value Fund                                                                             11,378,938
    995,631   Royce Pennsylvania Small Cap Value Fund                                                     9,080,153
    746,255   T. Rowe Price Blue Chip Growth Fund                                                        22,663,760
    112,985   T. Rowe Price International Discovery Fund                                                  4,146,544
    794,250   Thornburg International Value Fund                                                         19,324,096

                                                                                                        107,170,474
                                                                                                      -------------

AFFILIATED STOCK FUNDS: 15.16%
  1,436,742   Wells Fargo Advantage Endeavor Select Fund                                                 11,350,264
         NA   Wells Fargo Advantage Equity Value Portfolio                                               22,807,378
         NA   Wells Fargo Advantage International Growth Portfolio                                       13,788,393
    825,477   Wells Fargo Advantage Small Cap Growth Fund                                                 9,105,014
    339,841   Wells Fargo Advantage Small Cap Value Fund                                                  9,236,887
         NA   Wells Fargo Advantage Small Company Value Portfolio                                         9,058,335

                                                                                                         75,346,271
                                                                                                      -------------

BOND FUNDS: 9.43%
  3,580,883   Oppenheimer International Bond Fund                                                        23,418,972
  2,588,289   PIMCO High Yield Fund                                                                      23,449,895

                                                                                                         46,868,867
                                                                                                      -------------

AFFILIATED BOND FUNDS: 47.43%
  6,343,737   Wells Fargo Advantage Government Securities Fund                                           70,732,667
  9,005,690   Wells Fargo Advantage Short Duration Government Bond Fund                                  94,379,636
         NA   Wells Fargo Advantage Total Return Bond Portfolio                                          70,548,941

                                                                                                        235,661,244
                                                                                                      -------------

ALTERNATIVE INVESTMENT FUNDS: 4.98%
    680,886   ING Global Real Estate Fund                                                                 9,906,891
  1,905,139   PIMCO Commodity RealReturn Strategy Fund                                                   14,841,033

                                                                                                         24,747,924
                                                                                                      -------------

TOTAL INVESTMENT COMPANIES (COST $474,986,328)                                                          489,794,780
                                                                                                      -------------

PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.08%

US TREASURY BILLS: 1.08%
$ 2,870,000    US Treasury Bill~#                                         0.21%          11/04/2010       2,869,033
      5,000    US Treasury Bill~#                                         0.16           02/03/2011           4,996
  2,500,000    US Treasury Bill~#                                         0.16           03/02/2011       2,497,909

TOTAL SHORT-TERM INVESTMENTS (COST $5,371,938)                                                            5,371,938
                                                                                                      -------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                              PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $480,358,266)*                                                     99.65%                       $495,166,718

Other Assets and Liabilities, Net                                         0.35                           1,741,116
                                                                        ------                        ------------

TOTAL NET ASSETS                                                        100.00%                       $496,907,834
                                                                        ------                        ------------

~     Zero coupon security. Rate represents yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments.

* Cost for federal income tax purposes is $488,595,961 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $10,730,587
Gross unrealized depreciation    (4,159,830)
                                -----------
Net unrealized appreciation     $ 6,570,757

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                                PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)


WEALTHBUILDER TACTICAL EQUITY PORTFOLIO


SHARES         SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES: 97.45%

STOCK FUNDS: 59.66%
  1,078,499    Columbia Marsico Focused Equities Fund                                                                 $  19,812,032
    509,801    DFA International Small Cap Value Portfolio                                                                7,183,095
    476,529    Dodge & Cox International Stock Fund                                                                      14,415,008
    767,330    Eaton Vance Large Cap Value Fund                                                                          11,916,635
    914,778    ING International Value Fund                                                                               9,577,723
    609,052    MFS Value Fund                                                                                            11,906,961
  1,745,053    Royce Pennsylvania Small Cap Value Fund                                                                   15,914,880
  2,086,298    T. Rowe Price Blue Chip Growth Fund                                                                       63,360,881
    196,214    T. Rowe Price International Discovery Fund                                                                 7,201,065
  1,383,871    Thornburg International Value Fund                                                                        33,669,584

                                                                                                                        194,957,864
                                                                                                                      -------------

AFFILIATED STOCK FUNDS: 37.79%
  3,510,970    Wells Fargo Advantage Endeavor Select Fund                                                                27,736,661
         NA    Wells Fargo Advantage Equity Value Portfolio                                                              23,935,218
         NA    Wells Fargo Advantage International Growth Portfolio                                                      23,954,531
  1,438,699    Wells Fargo Advantage Small Cap Growth Fund                                                               15,868,846
    592,837    Wells Fargo Advantage Small Cap Value Fund                                                                16,113,306
         NA    Wells Fargo Advantage Small Company Value Portfolio                                                       15,873,070

                                                                                                                        123,481,632
                                                                                                                      -------------

TOTAL INVESTMENT COMPANIES (COST $303,133,623)                                                                          318,439,496
                                                                                                                      -------------


PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
SHORT-TERM INVESTMENTS: 2.19%

US TREASURY BILLS: 2.19%
  7,170,000    US Treasury Bill#~                                                       0.18%         11/04/2010          7,167,308

TOTAL SHORT-TERM INVESTMENTS (COST $7,167,308)                                                                            7,167,308
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $310,300,931)*                                                   99.64%                                         $ 325,606,804

Other Assets and Liabilities, Net                                       0.36                                              1,178,313
                                                                      ------                                          -------------

TOTAL NET ASSETS                                                      100.00%                                         $ 326,785,117
                                                                      ------                                          -------------

# All or a portion of this security is segregated as collateral for derivative investments.

~     Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is $323,899,233 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                               $ 3,872,212
Gross unrealized depreciation                                (2,164,641)
                                                            -----------
Net unrealized appreciation                                 $ 1,707,571

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                   WELLS FARGO ADVANTAGE WEALTHBUILDER FUNDS
        NOTES TO PORTFOLIOS OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITIES VALUATION

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, the inputs used in valuing the Funds' assets, which are carried at fair value, were as follows:


                                                                     SIGNIFICANT OTHER   SIGNIFICANT
                                                                        OBSERVABLE       UNOBSERVABLE
                                                     QUOTED PRICES         INPUTS           INPUTS
          INVESTMENTS IN SECURITIES                    (LEVEL 1)         (LEVEL 2)         (LEVEL 3)       TOTAL
------------------------------------------------     -------------   -----------------   ------------   ------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
Equity securities
  Investment companies                               $380,325,850      $118,870,833      $          0   $499,196,683
U.S. Treasury obligations                               2,553,568                 0                 0      2,553,568
                                                     ------------      ------------      ------------   ------------
                                                     $382,879,418      $118,870,833      $          0   $501,750,251
                                                     ------------      ------------      ------------   ------------
WEALTHBUILDER MODERATE BALANCED PORTFOLIO
Equity securities
  Investment companies                               $373,591,733      $116,203,047      $          0   $489,794,780
U.S. Treasury obligations                               5,371,938                 0                 0      5,371,938
                                                     ------------      ------------      ------------   ------------
                                                     $378,963,671      $116,203,047      $          0   $495,166,718
                                                     ------------      ------------      ------------   ------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
Equity securities
  Investment companies                               $422,918,028      $154,487,806      $          0   $577,405,834
U.S. Treasury obligations                               9,664,081                 0                 0      9,664,081
                                                     ------------      ------------      ------------   ------------
                                                     $432,582,109      $154,487,806      $          0   $587,069,915
                                                     ------------      ------------      ------------   ------------
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
Equity securities
  Investment companies                               $158,902,066      $ 54,645,948      $          0    213,548,014
U.S. Treasury obligations                               3,617,790                 0                 0      3,617,790
                                                     ------------      ------------      ------------   ------------
                                                     $162,519,856      $ 54,645,948      $          0   $217,165,804
                                                     ------------      ------------      ------------   ------------
WEALTHBUILDER EQUITY PORTFOLIO
Equity securities
  Investment companies                               $ 85,185,221      $ 28,423,499      $          0   $113,608,720
                                                     ------------      ------------      ------------   ------------
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
Equity securities
  Investment companies                               $254,676,677      $ 63,762,819      $          0   $318,439,496
U.S. Treasury obligations                               7,167,308                 0                 0      7,167,308
                                                     ------------      ------------      ------------   ------------
                                                     $261,843,985      $ 63,762,819      $          0   $325,606,804
                                                     ------------      ------------      ------------   ------------

As of August 31, 2010, the inputs used in valuing the Funds' other financial instruments, which are carried at fair value, were as follows:

                                                                     SIGNIFICANT OTHER   SIGNIFICANT
                                                                        OBSERVABLE       UNOBSERVABLE
                                                     QUOTED PRICES        INPUTS            INPUTS
               FUTURES CONTRACTS                        (LEVEL 1)        (LEVEL 2)         (LEVEL 3)        TOTAL
------------------------------------------------     -------------   -----------------   ------------   ------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
                                                     $   (389,832)     $          0      $          0   $   (389,832)
WEALTHBUILDER MODERATE BALANCED PORTFOLIO
                                                         (666,569)                0                 0       (666,569)
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
                                                       (1,006,781)                0                 0     (1,006,781)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
                                                         (369,934)                0                 0       (369,934)
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

                                                       (2,473,927)                0                 0     (2,473,927)

DERIVATIVE TRANSACTIONS

During the three months ended August 31, 2010, the following Funds entered into written futures transactions for speculative purposes.

At August 31, 2010, the following funds had long/short futures contracts outstanding as follows:

                                                                                                              NET
                                                                          INITIAL           VALUE          UNREALIZED
                                 EXPIRATION                               CONTRACT            AT          APPRECIATION/
                                    DATE      CONTRACTS      TYPE          AMOUNT      August 31, 2010   (DEPRECIATION)
                                 ----------   ---------   -----------   ------------   ---------------   --------------
WEALTHBUILDER CONSERVATIVE       09/16/2010    96 Long      S&P 500     $ 25,323,564    $  25,159,200     $  (164,364)
ALLOCATION PORTFOLIO                                         Index
                                                          US Treasury
                                 12/21/2010   185 Short       Bond       (24,755,313)     (24,980,781)       (225,468)
                                 ----------   ---------   -----------   ------------    -------------     -----------
WEALTHBUILDER MODERATE           09/16/2010    188 Long     S&P 500       49,490,606       49,270,100        (220,506)
BALANCED PORTFOLIO                                           Index
                                                          US Treasury
                                 12/21/2010   366 Short       Note       (48,975,375)     (49,421,438)       (446,063)
                                 ----------   ---------   -----------   ------------    -------------     -----------
WEALTHBUILDER GROWTH             09/16/2010    333 Long     S&P 500       87,488,006       87,270,975        (217,031)
BALANCED PORTFOLIO                                           Index
                                                          US Treasury
                                 12/21/2010   648 Short       Bond       (86,710,500)     (87,500,250)       (789,750)
                                 ----------   ---------   -----------   ------------    -------------     -----------
WEALTHBUILDER GROWTH             09/16/2010    123 Long     S&P 500       32,312,659       32,235,225        (77,434)
ALLOCATION PORTFOLIO                                         Index
                                                          US Treasury
                                 12/21/2010   240 Short       Bond       (32,115,000)     (32,407,500)       (292,500)
                                 ----------   ---------   -----------   ------------    -------------     -----------
WEALTHBUILDER TACTICAL           09/16/2010    83 Long      S&P 500       21,813,374       21,752,225        (127,549)
EQUITY PORTFOLIO                                             Index
                                                            Russell
                                 09/17/2010    848 Long    2000 Index     52,120,890       51,015,680      (1,173,050)
                                                           MSCI EAFE
                                 09/17/2010   895 Short      Index       (61,509,373)     (63,634,500)     (1,173,328)

The Funds had average contract amounts in futures contracts outstanding during the three months ended August 31, 2010 as follows:

                                                         SHORT         LONG
                                                       CONTRACTS     CONTRACTS
---------------------------------------------------   -----------   -----------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO       $22,155,540   $22,044,370
WEALTHBUILDER MODERATE BALANCED PORTFOLIO              47,005,376    46,771,396
WEALTHBUILDER GROWTH BALANCED PORTFOLIO                85,249,707    85,083,782
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO              31,627,287    31,857,742
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                65,188,664    73,737,937

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Wells Fargo Funds Trust

                                             By:  /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

                                             Date: October 29, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             Wells Fargo Funds Trust

                                             By:  /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

                                             Date: October 29, 2010

                                             By:  /s/ Kasey Phillips

                                                  Kasey Phillips
                                                  Treasurer

                                             Date: October 29, 2010